OTHER INCOME, BY FUNCTION	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income [text block] [Abstract]
OTHER INCOME, BY FUNCTION

NOTE 28 - OTHER INCOME, BY FUNCTION

Other income, by function is as follows:

	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Coalition and loyalty program Multiplus	-	-	36,172
Tours	11,209	22,499	96,997
Aircraft leasing	6,852	46,045	102,704
Customs and warehousing	27,089	25,138	29,353
Duty free	-	-	543
Maintenance	15,602	18,579	10,471
Income from non-airlines products Latam Pass	40,481	42,913	42,791
Other miscellaneous income (*)	126,098	255,828	41,833
Total	227,331	411,002	360,864

(*)	Included within this amount is ThUS$118,188 of 2021 and ThUS$132,467 of 2020 corresponding to the compensation of Delta Air Lines Inc for the JBA signed in 2019.